Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options Granted Measured Using Black-Scholes Valuation Model

The fair value of the stock options granted during the years ended December 31, 2012 and 2011was measured using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2012	2011
Expected Volatility	39 - 43%	46 - 50%
Expected life	3.5 - 6.0	3.5 - 6.0
Risk-free interest rate	0.70 - 1.34%	1.49 - 2.55%
Dividend yield	0%	0%

Schedule of Stock Option Activity

A summary of stock option activity under the 2011 Long-Term Incentive Plan as of June  30, 2013, and changes during the six months ended June  30, 2013, are presented below:

	Stock	Weighted average	Weighted average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2012	168,400	$ 11.85	6.6	$ 119,500
Granted	73,000	$ 5.60	9.7	65,700
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of June 30, 2013	241,400	$ 9.96	7.2	$ 185,200
Exercisable as of June 30, 2013	143,667	$ 13.11	6.0	$ 58,673

A summary of stock option activity for the years ended December 31, 2012 and 2011, and changes during the years then ended is presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value

Balance December 31, 2010	110,000	$15.29	-	$-
Granted	8,400	12.29	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance December 31, 2011	118,400	$15.07	7.0	$-
Exercisable as of December 31, 2011	38,000	$15.29	7.0	$-

Balance December 31, 2011	118,400	$15.07	7.0	$-
Granted	50,000	4.22	7.9	74,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2012	168,400	$11.85	6.6	$74,500
Exercisable as of December 31, 2012	78,933	$15.09	6.1	$-

Schedule of Other Information

A summary of the weighted-average grant-date fair value of options, total intrinsic value of options exercised, and cash receipts from options exercised is shown below (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Weighted-average fair value of options granted (per share)	$1.54	$5.20	$6.70
Intrinsic value gain of options exercised	-	-	-
Cash receipts from exercise of options	-	-	-